Operating Leases (Details) - Schedule of future lease payments - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Schedule of Future Lease Payments [Abstract]
2023	$ 537,753	$ 137,562
2024
2025
2026
2027
Thereafter